Investment Securities, Held-to-maturity Securities, Loss Position (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Held to maturity unrecognized loss position - Fair Value [Abstract]
Less than 12 months - Fair Value	$ 27,091
12 months or more - Fair Value	0
Total - Fair Value	27,091
Held to maturity unrecognized loss position - Gross Unrec. Loss [Abstract]
Less than 12 months - Gross Unrec. Loss	138
12 months or more - Gross Unrec. Loss	0
Total - Gross Unrec. Loss	138
Mortgage-backed securities and collateralized mortgage obligations-residential [Member]
Held to maturity unrecognized loss position - Fair Value [Abstract]
Less than 12 months - Fair Value	27,091
12 months or more - Fair Value	0
Total - Fair Value	27,091
Held to maturity unrecognized loss position - Gross Unrec. Loss [Abstract]
Less than 12 months - Gross Unrec. Loss	138
12 months or more - Gross Unrec. Loss	0
Total - Gross Unrec. Loss	$ 138